Consolidated Statements of Financial Position (Statement) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 751,686	$ 748,576
Trade and other receivables	61,228	39,262
Inventory	2,117	1,277
Prepaid expenses	12,254	8,483
Income taxes receivable	3,126	3,702
Current portion of advances to third parties	579	3,104
Current portion of contract assets	1,215	1,354
Total current assets before segregated funds	832,205	805,758
Segregated funds	823,666	720,874
Total current assets	1,655,871	1,526,632
Non-current assets
Advances to third parties	1,721	13,676
Property and equipment	31,881	18,856
Intangible assets	694,995	747,600
Goodwill	1,114,593	1,126,768
Deferred tax assets	17,172	13,036
Contract assets	997	1,091
Processor deposits	4,757	4,788
Other non-current assets	2,682	3,023
Total Assets	3,524,669	3,455,470
Current liabilities
Trade and other payables	125,533	101,848
Income taxes payable	16,864	13,478
Current portion of loans and borrowings	8,652	7,349
Other current liabilities	4,224	13,226
Total current liabilities before due to merchants	155,273	135,901
Due to merchants	823,666	720,874
Total current liabilities	978,939	856,775
Non-current liabilities
Loans and borrowings	502,102	501,246
Deferred tax liabilities	61,704	71,100
Other non-current liabilities	2,434	4,509
Total Liabilities	1,545,179	1,433,630
Equity
Share capital	1,972,592	2,057,105
Contributed surplus	202,435	69,943
Deficit	(166,877)	(108,749)
Accumulated other comprehensive loss	(39,419)	(8,561)
Equity attributable to shareholders	1,968,731	2,009,738
Non-controlling interest	10,759	12,102
Total Equity	1,979,490	2,021,840
Total Liabilities and Equity	$ 3,524,669	$ 3,455,470